Significant Accounting Policies - Depreciation and Amortization (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Amortization of capitalized contract costs	$ 105,031	$ 95,363	$ 398,174	$ 0	$ 0
Total depreciation and amortization	131,221	124,258	514,082	329,255	288,542
Depreciation of property, plant and equipment
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	5,921	6,175	24,963	21,275	16,800
Amortization of subscriber acquisition costs
Property, Plant and Equipment [Line Items]
Total depreciation and amortization			0	206,153	154,877
Amortization of definite-lived intangibles
Property, Plant and Equipment [Line Items]
Total depreciation and amortization	$ 20,272	$ 22,720	$ 90,945	$ 101,827	$ 116,865